Loans Payable to Related Parties	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Loans Payable To Related Parties
Loans Payable to Related Parties
Note 6 – Loans Payable to Related Parties

Notes payable to related parties consists of the following as of February 29, 2012 and August 31, 2011:

Unsecured loans to related parties	$26,574

Two stockholders and former directors of the Company provided these loans.  The loans are non-interest bearing, unsecured and payable upon demand.

Note 6 – Loans Payable to Related Parties

Notes payable to related parties consists of the following as of August 31, 2011 and August 31, 2010:

Unsecured loans to related parties $     26,574

Two stockholders and former directors of the Company provided these loans.  The loans are non-interest bearing, unsecured and payable upon demand.